Statutory Results Level 4 Dividends and Capital Contributions (Details) - USD ($)	5 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statutory Accounting Practices [Line Items]
Description of Regulatory Capital Requirements under Insurance Regulations		Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval		$ 319,000,000
Statutory Accounting Practices, Risk Based Capital Requirements Compliance Assertion		The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 (Successor Company) and 2018 (Successor Company).	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 and 2018.
Talcott Life and Annuity Company (TLA) [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency		$ 250,000,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval		410,000,000
Talcott Resolution Life, Inc (TLI) [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency		$ 700,000,000
Hartford Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency	$ 309,000,000
Hartford Life and Accident Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Extraordinary Dividends Paid with Approval of Regulatory Agency	308,000,000
Hartford Life Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency	$ 619,000,000